Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
NOTE 12.	COMMITMENTS AND CONTINGENCIES

Regulatory Matters

Laws and regulations governing federal Medicare and state Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future governmental review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from certain governmental programs. As of March 31, 2021, all of the Company’s facilities operated by Regional or leased and subleased to third-party operators and managed for third-parties are certified by CMS and are operational. See Note 6 - Leases.

Legal Matters

The Company is a party to various legal actions and administrative proceedings and is subject to various claims arising in the ordinary course of business, including claims that the services the Company provided during the time it operated skilled nursing facilities resulted in injury or death to the patients of the Company’s facilities and claims related to professional and general negligence, employment, staffing requirements and commercial matters. Although the Company intends to vigorously defend itself in these matters, there is no assurance that the outcomes of these matters will not have a material adverse effect on the Company’s business, results of operations and financial condition.

The Company previously operated, and the Company and its tenants now operate, in an industry that is highly regulated. As such, in the ordinary course of business, the Company and its tenants are continuously subject to state and federal regulatory scrutiny, supervision and control. Such regulatory scrutiny often includes inquiries, investigations, examinations, audits, site visits and surveys, some of which are non-routine. In addition, the Company believes that there has been, and will continue to be, an increase in governmental investigations of long-term care providers, particularly in the area of Medicare/Medicaid false claims, as well as an increase in enforcement actions resulting from these investigations. Adverse determinations in legal proceedings or governmental investigations against or involving the Company, or its tenants, whether currently asserted or arising in the future, could have a material adverse effect on the Company’s business, results of operations and financial condition. During the three months ended March 31, 2021, the Company has not been named in any new legal actions.

Professional and General Liability Claims

Claims on behalf of the Company’s Former Patients Prior to the Transition

As of March 31, 2021, the Company is a defendant in one professional and general liability action commenced on behalf of one of our former patients who received care at one of our facilities prior to the Transition. The plaintiff in this action alleges negligence due to failure to provide adequate and competent staff resulting in injuries, pain and suffering, mental anguish and malnutrition and seeks unspecified actual and compensatory damages, and unspecified punitive damages. This action is covered by insurance, except that any punitive damages awarded would be excluded from coverage.

During the three months ended March 31, 2021, no professional and general liability actions related to the Company’s former patients prior to the Transition were filed against the Company.

During the three months ended March 31, 2020, the Company settled one professional and general liability action, as outlined below.

•

On January 29, 2020, the Company executed a settlement, in compromise of a complaint filed in the Circuit Court of Pulaski County, in the State of Arkansas, by a former patient at one of our facilities, against the Company on May 16, 2017. The plaintiff alleged medical negligence and injury. The settlement was paid in 2020, in exchange for dismissal of the case with prejudice, in the total amount of $40,000.

Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

As of March 31, 2021, the Company is a defendant in an aggregate of 12 additional professional and general liability actions. These 12 additional professional and general liability actions which set forth claims relating to time periods after the Transition, on behalf of former patients of our current or prior tenants. These actions generally seek unspecified compensatory and punitive damages for former patients who were allegedly injured or died due to professional negligence or understaffing at the applicable facility operated by our tenants. These actions on behalf of former patients of our current or prior tenants all relate to events which occurred after the Company transitioned the operations of the facilities in question to a third-party operator (and of which four such actions relate to events which occurred after the Company sold such facilities) and are subject to such operators’ indemnification obligations in favor of the Company.

During the three months ended March 31, 2021, no professional and general liability actions related to the Company’s current or former tenant’s former patients were filed against the Company.

During the three months ended March 31, 2020, one professional and general liability action related to the Company’s current or former tenant’s former patients was filed against the Company.

As of March 31, 2020, the Company was a defendant in an aggregate of 11 professional and general liability actions, primarily commenced on behalf of one of our former patients and ten of our current or prior tenant’s former patients.

The Company established a self-insurance reserve for its professional and general liability claims, included within “Accrued expenses” on the Company’s consolidated balance sheets of $0.2 million and $0.2 million as of March 31, 2021 and December 31, 2020, respectively. Additionally as of March 31, 2021 and December 31, 2020, $0.1 million and $0.2 million, respectively, was reserved for settlement amounts in “Accounts payable” in the Company’s consolidated balance sheets. For additional information regarding the Company’s self-insurance reserve, see Part II, Item 8, “Financial Statements and Supplementary Data”, Note 14 – Commitments and Contingencies included in the Annual Report.

 Ohio Attorney General Action. On January 15, 2020, Ohio Attorney General (the “OAG”) voluntarily dismissed with prejudice all claims pending against the Company, certain subsidiaries of the Company and certain other parties, in the action they filed on October 27, 2016, in the Court of Common Pleas, Franklin County, Ohio. The dismissed lawsuit alleged that defendants, including the Company submitted improper Medicaid claims for independent laboratory services for glucose blood tests and capillary blood draws and further alleged that defendants (i) engaged in deception, (ii) willfully received Medicaid payments to which they were not entitled or in a greater amount than that to which they were entitled, and (iii) obtained payments under the Medicaid program to which they were not entitled pursuant to their provider agreements and applicable Medicaid rules and regulations. The OAG sought, among other things, triple the amount of damages proven at trial (plus interest) and not less than $5,000 and not more than $10,000 for each deceptive claim or falsification. As previously disclosed, the Company had received a letter from the OAG in February 2014 offering to settle its claims against the defendants for improper Medicaid claims related to glucose blood tests and capillary blood draws for a payment of approximately $1.0 million, which offer the Company declined. The January 15, 2020, dismissal of the case with prejudice renders all claims against the Company moot.

NOTE 14. COMMITMENTS AND CONTINGENCIES

Regulatory Matters

Laws and regulations governing federal Medicare and state Medicaid programs are complex and subject to interpretation. Compliance with such laws and regulations can be subject to future governmental review and interpretation as well as significant regulatory action including fines, penalties, and exclusion from certain governmental programs.

As of December 31, 2020, all of the Company’s facilities leased and subleased to third-party operators and managed for third-parties are certified by CMS and are operational (see Note 6 - Leases).

The Company believes that it is in compliance in all material respects with all applicable laws and regulations.

Legal Matters

The Company is party to various legal actions and administrative proceedings and is subject to various claims arising in the ordinary course of business, including claims that the services the Company provided during the time prior to the Transition, when it’s focus was operating skilled nursing facilities, resulted in injury or death to the residents of the Company’s facilities and claims related to employment, staffing requirements and commercial matters. Although the Company intends to vigorously defend itself in these matters, there is no assurance that the outcomes of these matters will not have a material adverse effect on the Company’s business, results of operations and financial condition.

As of December 31, 2020, the Company previously operated, and the Company’s tenants now operate, in an industry that is extremely regulated. As such, in the ordinary course of business, the Company’s tenants are continuously subject to state and federal regulatory scrutiny, supervision and control. Such regulatory scrutiny often includes inquiries, investigations, examinations, audits, site visits and surveys, some of which are non-routine. In addition, the Company believes that there has been, and will continue to be, an increase in governmental investigations of long-term care providers, particularly in the area of Medicare/Medicaid false claims, as well as an increase in enforcement actions resulting from these investigations. Adverse determinations in legal proceedings or governmental investigations against or involving the Company, for the Company’s prior operations, or the Company’s tenants, whether currently asserted or arising in the future, could have a material adverse effect on the Company’s business, results of operations and financial condition.

Professional and General Liability Claims

Claims on behalf of the Company’s Former Patients Prior to the Transition

As of December 31, 2020, the Company is a defendant in one professional and general liability action commenced on behalf of one of our former patients who received care at one of our facilities prior to the Transition. The plaintiff in this action alleges negligence due to failure to provide adequate and competent staff resulting in injuries, pain and suffering, mental anguish and malnutrition and seeks unspecified actual and compensatory damages, and unspecified punitive damages. This action is covered by insurance, except that any punitive damages awarded would be excluded from coverage.

During the twelve months ended December 31, 2020, no professional and general liability actions related to the Company’s former patients prior to the Transition were filed against the Company.

During the twelve months ended December 31, 2020, the Company settled one professional and general liability action, as outlined below.

•

On January 29, 2020, the Company executed a settlement, in compromise of a complaint filed in the Circuit Court of Pulaski County, in the State of Arkansas, by a former patient at one of our facilities, against the Company on May 16, 2017. The plaintiff alleged medical negligence and injury. The settlement was paid in 2020, in exchange for dismissal of the case with prejudice, in the total amount of $40,000.

Claims on behalf of the Company’s Prior or Current Tenant’s Former Patients after the Transition

As of December 31, 2020, the Company is a defendant in an aggregate of 12 additional professional and general liability actions (including the actions filed during the twelve months ended December 31, 2020 and described below). These 12 additional professional and general liability actions which set forth claims relating to time periods after the Transition, on behalf of former patients of our current or prior tenants. These actions generally seek unspecified compensatory and punitive damages for former patients who were allegedly injured or died due to professional negligence or understaffing at the applicable facility operated by our tenants. These actions on behalf of former patients of our current or prior tenants all relate to events which occurred after the Company transitioned the operations of the facilities in question to a third-party operator (and of which four such actions relate to events which occurred after the Company sold such facilities) and are subject to such operators’ indemnification obligations in favor of the Company.

During the twelve months ended December 31, 2020, the following professional and general liability actions related to our current or former tenant’s former patients were filed against the Company.

•

On July 27, 2020, a wrongful death action was filed in the State Court of Chatham County, Georgia, by Jerold Kaplan against affiliates of Peach Health and the Company, on behalf of, and alleging the wrongful death of a patient at the facility known as Oceanside Health and Rehab, which is operated by an affiliate of Peach Health. The plaintiff is seeking an amount in excess of $10,000 for pain and suffering and damages and an unspecified amount of punitive damages. The Company is indemnified by affiliates of Peach Health in this action. The Company believes that this action lacks merit and the Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.

•

On June 1, 2020, a wrongful death action was filed in the State Court of Chatham County, Georgia, by Sandi Postle against affiliates of Peach Health and the Company, on behalf of, and alleging the wrongful death of a patient at the facility known as Oceanside Health and Rehab operated by an affiliate of Peach Health. The plaintiff is requesting an amount in excess of $10,000 for pain and suffering and damages and an unspecified amount of punitive damages. The Company is indemnified by affiliates of Peach Health in this action. The Company believes that this action lacks merit and the Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.

•

On May 21, 2020, a medical negligence action was filed in the State Court of Chatham County, Georgia, by Anthony Bowman against affiliates of Peach Health and the Company, on behalf of, and alleging wrongful death of a patient, at the facility known as Oceanside Health and Rehab operated by an affiliate of Peach Health. The plaintiff is seeking unspecified compensatory damages for the actual losses and unspecified punitive damages. The Company is indemnified by affiliates of Peach Health in this action. The Company believes that this action lacks merit and the Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.

During the twelve months ended December 31, 2020, one professional and general liability action was dismissed without prejudice as outlined below.

•

On May 26, 2020, the United States District Court Eastern District of Arkansas Central Division the court dismissed without prejudice a complaint filed on January 30, 2020 by Robert E. Rack in the Circuit Court of Pulaski County, State of Arkansas, against Joseph and Rosie Schwartz, who controlled Skyline Healthcare LLC (“Skyline”), a subsidiary of Regional, and CIBC Bancorp USA, Inc., on behalf of a deceased patient who received care at a facility known as the Woodland Hills facility located in Arkansas after the date of the Transition and after the sale of the facility to Skyline. The complaint alleged medical injury and improper care and treatment and that the Company is complicit in the medical injury and improper care because it sold the Woodland Hills facility to Skyline. The plaintiff was seeking unspecified compensatory damages for the actual losses and unspecified punitive damages.

As of December 31, 2019, the Company reported it was a defendant in an aggregate of ten professional and general liability actions, primarily commenced on behalf of two of our former patients and eight of our current or prior tenant’s former patients. However this did not include the following case commenced on behalf of our current tenant’s former patient.

•

On December 2, 2019, a medical negligence action was filed in the State Court of Gwinnett County, Georgia, by Edward Brown against affiliates of Beacon and the Company, on behalf of, and alleging wrongful death of a patient, at the facility known as Southland Health Care and Rehab Center operated by an affiliate of Beacon. The plaintiff is seeking compensatory damages in an amount to be decided by an impartial jury for the actual expenses, other losses, wrongful death and unnecessary suffering in excess of $10,000. The Company is indemnified by affiliates of Beacon in this action. The Company believes that this action lacks merit and the Company intends to take action most favorable to the Company. There is no guarantee that the Company will prevail in this action.

Self-Insurance Reserve

The Company has self-insured against professional and general liability actions since it discontinued its healthcare operations in connection with the Transition. The Company established a self-insurance reserve for these professional and general liability claims, included within “Accrued expenses” in the Company’s audited consolidated balance sheets of $0.2 million and $0.5 million at December 31, 2020, and December 31, 2019, respectively. Additionally at December 31, 2020 and December 31, 2019, approximately $0.1 million and $0.3 million was reserved for settlement amounts in “Accounts payable” in the Company’s audited consolidated balance sheets.

The Company evaluates quarterly the adequacy of its self-insurance reserve based on a number of factors, including: (i) the number of actions pending and the relief sought; (ii) analyses provided by defense counsel, medical experts or other information which comes to light during discovery; (iii) the legal fees and other expenses anticipated to be incurred in defending the  actions; (iv) the status and likely success of any mediation or settlement discussions, including estimated settlement amounts and legal fees and other expenses anticipated to be incurred in such settlement, as applicable; and (v) the venues in which the actions have been filed or will be adjudicated.

In evaluating the adequacy of the self-insurance reserve in connection with the preparation of the Company’s financial statements for the year ended December 31, 2020, the Company also considered: (i) the change in the number of pending actions since December 31, 2019; (ii) the outcome of initial mediation sessions and the status of settlement negotiations; and (iii) defense counsel’s evaluation of estimated legal costs and other expenses if the pending actions were to be litigated to final judgment.

The Company believes that most of the professional and general liability actions are defensible and intends to defend them through final judgement unless settlement is more advantageous to the Company. The self-insurance reserve primarily reflects the Company’s estimate of settlement amounts for the pending actions, as appropriate, and legal costs of settling or litigating the pending actions, as applicable.

Other Legal Matters

Aria Bankruptcy Proceeding. On July 17, 2015, the Company made a short-term loan to Highlands Arkansas Holdings, LLC (“HAH”), an affiliate of Aria Health Group, LLC (“Aria”) and nine affiliates of HAH (collectively with HAH, the “Debtors”) for working capital purposes, and, in connection therewith, HAH executed a promissory note (the “HAH Note”) in favor of the Company. Since July 17, 2015, the HAH Note has been amended from time to time and had an outstanding principal balance of approximately $1.0 million that matured on December 31, 2015. On May 31, 2016 HAH filed petitions in the United States Bankruptcy Court for the District of Delaware for relief under Chapter 7. Following venue transfer from the Delaware court, these cases have been settled in the United States Bankruptcy Court for the Eastern District of Arkansas.  On March 13, 2019, the Company and the Chapter 7 bankruptcy trustee entered into an agreement to settle all existing and potential claims with respect to the $1.0 million HAH Note in exchange for $0.1 million which was paid to the Company in 2019.

Ohio Attorney General Action. On January 15, 2020, Ohio Attorney General (the “OAG”) voluntarily dismissed with prejudice all claims pending against the Company, certain subsidiaries of the Company and certain other parties, in the action they filed on October 27, 2016, in the Court of Common Pleas, Franklin County, Ohio. The lawsuit had alleged that defendants, including the Company, submitted improper Medicaid claims for independent laboratory services for glucose blood tests and capillary blood draws.

Hardin & Jesson Action. On August 5, 2019, the Company executed a settlement agreement with Hardin & Jesson pursuant to an action filed in Sebastian County Circuit Court - Fort Smith Division, Arkansas in regards to outstanding amounts for legal services provided to the Company. The settlement agreement provides for an agreed net outstanding liability of $0.3 million and provides for monthly payments by the Company of $13,888 beginning July 1, 2019 and continuing on the first day of each month thereafter until the $0.3 million liability is paid in full. As of the date of filing this Annual Report, the Company has two payments remaining.